Accounts payable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2015		December 31, 2016		December 31, 2017
Suppliers	Ps.	437,238	Ps.	693,099	Ps.	784,533
Advance payments from clients		66,676		70,215		108,853
Interest payable		58,499		69,917		87,168
Direct employee benefits		24,210		34,706		46,674
Others suppliers		23,257		182,387		26,864
Others		27,366		35,602		11,977
Total	Ps.	637,246	Ps.	1,085,926	Ps.	1,066,069